Cover	Jun. 26, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 26, 2025
Entity File Number	001-42517
Entity Registrant Name	Northpointe Bancshares, Inc.
Entity Central Index Key	0001336706
Entity Tax Identification Number	38-3413392
Entity Incorporation, State or Country Code	MI
Entity Address, Address Line One	3333 Deposit Drive Northeast
Entity Address, City or Town	Grand Rapids
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49546
City Area Code	616
Local Phone Number	940-9400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	NPB
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false